Reinsurance	12 Months Ended
Dec. 31, 2020
Insurance Contracts [Abstract]
Reinsurance

11. Reinsurance

Reinsurance is used primarily to limit exposure to large losses. We have a retention policy that requires that such arrangements be placed with well-established, highly-rated reinsurers. Coverage is well-diversified and controls are in place to manage exposure to reinsurance counterparties. While reinsurance arrangements provide for the recovery of claims arising from the liabilities ceded, we retain primary responsibility to the policyholders.
11.A Reinsurance Assets
Reinsurance assets are measured using the amounts and assumptions associated with the underlying insurance contracts and in accordance with the terms of each reinsurance contract. Reinsurance assets are comprised of the following:

As at December 31, 2020	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$57	$9	$263	$—	$329
Individual non-participating life and health	(636)	882	49	18	313
Group life and health	403	1,920	4	—	2,327
Individual annuities	—	—	—	17	17
Group annuities	140	—	—	—	140
Reinsurance assets before other policy assets	(36)	2,811	316	35	3,126
Add: Other policy assets(2)	104	508	65	40	717
Total Reinsurance assets	$68	$3,319	$381	$75	$3,843

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $18 for Individual non-participating life and health, and $17 for Individual annuities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2019	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$35	$10	$322	$—	$367
Individual non-participating life and health	(377)	913	48	20	604
Group life and health	384	1,881	2	—	2,267
Individual annuities	—	—	—	26	26
Group annuities	131	—	—	—	131
Reinsurance assets before other policy assets	173	2,804	372	46	3,395
Add: Other policy assets(2)	73	456	57	43	629
Total Reinsurance assets	$246	$3,260	$429	$89	$4,024

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $20 for Individual non-participating life and health, and $26 for Individual annuities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

There was no impairment of Reinsurance assets in 2020 or 2019. Changes in Reinsurance assets are included in Note 10.A.iv.
11.B Reinsurance (Expenses) Recoveries
Reinsurance (expenses) recoveries are comprised of the following:

For the years ended December 31,	2020	2019
Recovered claims and benefits	$2,182	$1,955
Commissions	69	70
Reserve adjustments	22	26
Operating expenses and other	80	80
Total reinsurance (expenses) recoveries	$2,353	$2,131

11.C Reinsurance Gains or Losses
In 2020, we entered into a new reinsurance agreement that resulted in a loss of $66 on inception. We did not enter into reinsurance arrangements that resulted in a gain or loss on inception in 2019.